UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

ITEM 1.                  REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2009

Western Asset Managed High Income Fund Inc.
(MHY)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	18

Statement of operations	19

Statements of changes in net assets	20

Financial highlights	21

Notes to financial statements	22

Additional shareholder information	28

Dividend reinvestment plan	29

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended August 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as GDP declined 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 7.4 million jobs have been shed and we have experienced twenty consecutive months of job losses. In addition, the unemployment rate, reported as 9.7% in August 2009, reached its highest level since June 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the fourth straight month in July 2009. In addition, while home prices have continued to fall, the pace of the decline has generally moderated. Other recent economic news also seemed to be “less negative” or, in some cases, actually positive. For example, job losses in August were 216,000, less than the 276,000 jobs shed the prior month and substantially lower than the monthly losses earlier in the year. Elsewhere, inflation remained low, manufacturing expanded in August for the first time in eighteen months and durable goods orders in July posted their largest increase in two years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus

Western Asset Managed High Income Fund Inc.	I

Letter from the chairman continued

far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 1.00% and 3.02%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.97% and 3.40%. Over the six months ended August 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher. For the six-month period ended August 31, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 5.95%.

The high-yield bond market produced exceptionally strong results during the six months ended August 31, 2009. Over that period, the asset class posted positive returns during all six months, as high-yield spreads significantly narrowed. This strong rally was due to a variety of factors, including the thawing of the credit markets, better economic data and strong investor demand. All told, over the six months ended August 31, 2009, the Citigroup High Yield Market Indexv returned 36.33%.

Emerging market debt prices rallied sharply—posting positive returns during all six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended August 31, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 20.76%.

II	Western Asset Managed High Income Fund Inc.

Performance review

For the six months ended August 31, 2009, Western Asset Managed High Income Fund Inc. returned 38.11% based on its net asset value (“NAV”)vii and 38.91% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned 36.31% over the same time frame. The Lipper High Current Yield Closed-End Funds Category Averageix returned 31.74% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.29 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of August 31, 2009. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of August 31, 2009 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN* (not annualized)
$5.30 (NAV)	38.11%
$5.37 (Market Price)	38.91%

All figures represent past performance and are not a guarantee of future results.

*  Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/cef. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

Western Asset Managed High Income Fund Inc.	III

Letter from the chairman continued

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “MHY” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Standard Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2009

IV	Western Asset Managed High Income Fund Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Fixed-income investments are subject to interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund invests in high-yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.
vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

Western Asset Managed High Income Fund Inc.	V

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Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†    The bar graphs above represent the composition of the Fund’s investments as of August 31, 2009 and February 28, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	1

Schedule of investments (unaudited)

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES — 92.0%
CONSUMER DISCRETIONARY — 18.4%
	Auto Components — 0.7%
$240,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16(a)	$249,000
1,410,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	1,191,450
375,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	100,312
	Visteon Corp., Senior Notes:
299,000	8.250% due 8/1/10(c)	19,435
1,153,000	12.250% due 12/31/16(a)(c)	83,593
	Total Auto Components	1,643,790
	Automobiles — 0.4%
	General Motors Corp.:
1,860,000	Notes, 7.200% due 1/15/11(c)	283,650
2,860,000	Senior Debentures, 8.375% due 7/15/33(c)	454,025
1,325,000	Senior Notes, 7.125% due 7/15/13(c)	198,750
	Total Automobiles	936,425
	Diversified Consumer Services — 0.9%
1,995,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	2,097,244
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	208,250
	Total Diversified Consumer Services	2,305,494
	Hotels, Restaurants & Leisure — 6.1%
820,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14(a)	842,550
410,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	343,375
2,610,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	2,414,250
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	376,805
935,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	596,062
	El Pollo Loco Inc.:
1,670,000	Senior Notes, 11.750% due 11/15/13	1,436,200
420,000	Senior Secured Notes, 11.750% due 12/1/12(a)	441,000
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a) (c)	10,800
260,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16	169,650
1,605,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17(a)	1,641,112
985,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	704,275
1,840,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(c)(d)	818,800

See Notes to Financial Statements.

2	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 6.1% continued
	MGM MIRAGE Inc.:
$50,000	Senior Notes, 8.500% due 9/15/10	$48,750
	Senior Secured Notes:
90,000	10.375% due 5/15/14(a)	95,175
215,000	11.125% due 11/15/17(a)	233,813
1,900,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,619,750
260,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19(a)	259,350
950,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17(a)	940,500
635,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	454,025
	Snoqualmie Entertainment Authority, Senior Secured Notes:
545,000	4.680% due 2/1/14(a)(e)	269,775
105,000	9.125% due 2/1/15(a)	58,275
	Station Casinos Inc.:
	Senior Notes:
860,000	6.000% due 4/1/12(c)(d)	276,275
1,430,000	7.750% due 8/15/16(c)(d)	452,238
40,000	Senior Subordinated Notes, 6.625% due 3/15/18(c)(d)	1,600
400,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)	390,000
	Total Hotels, Restaurants & Leisure	14,894,405
	Household Durables — 1.3%
	American Greetings Corp., Senior Notes:
120,000	7.375% due 6/1/16	103,200
35,000	7.375% due 6/1/16	26,950
535,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	520,287
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,080,975
1,390,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	1,334,400
	Total Household Durables	3,065,812
	Leisure Equipment & Products — 0.1%
275,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(a)	286,000
	Media — 6.8%
	Affinion Group Inc.:
	Senior Notes:
720,000	10.125% due 10/15/13(a)	719,100
310,000	10.125% due 10/15/13	309,613
2,525,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,436,625

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	3

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Media — 6.8% continued
	CCH I LLC/CCH I Capital Co
$540,000	Senior Notes, 11.000% due 10/1/15(c)(d)	$72,900
4,075,000	Senior Secured Notes, 11.000% due 10/1/15(c)(d)	590,875
405,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(c)(d)	452,081
	Cengage Learning Acquisitions Inc.:
965,000	Senior Notes, 10.500% due 1/15/15(a)	882,975
530,000	Senior Subordinated Notes, 13.250% due 7/15/15(a)	450,500
420,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(c)(d)	4,200
390,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(c)(d)	2,438
1,980,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14(a)(d)	2,158,200
915,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15(a)	928,725
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
90,000	8.375% due 3/15/13	92,700
145,000	7.625% due 5/15/16	153,338
	DISH DBS Corp., Senior Notes:
590,000	6.625% due 10/1/14	561,975
145,000	7.750% due 5/31/15	142,825
1,760,000	7.875% due 9/1/19(a)	1,744,600
680,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(c)	55,250
825,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16(c)	52,594
750,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	620,625
635,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	433,387
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,431,556
1,205,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14(a)	1,271,275
410,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18(a)	416,662
	Virgin Media Finance PLC:
310,000	Senior Bonds, 9.500% due 8/15/16	320,075
330,000	Senior Notes, 9.125% due 8/15/16	335,775
	Total Media	16,640,869
	Multiline Retail — 0.8%
115,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	128,225
	Neiman Marcus Group Inc.:
2,247,603	Senior Notes, 9.000% due 10/15/15(b)	1,685,702
140,000	Senior Secured Notes, 7.125% due 6/1/28	107,100
	Total Multiline Retail	1,921,027

See Notes to Financial Statements.

4	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Specialty Retail — 0.7%
$1,085,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	$572,337
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	227,975
95,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	96,397
980,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	940,800
	Total Specialty Retail	1,837,509
	Textiles, Apparel & Luxury Goods — 0.6%
1,425,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	1,489,125
	TOTAL CONSUMER DISCRETIONARY	45,020,456
CONSUMER STAPLES — 1.8%
	Food Products — 0.8%
1,414,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,417,535
630,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14(a)	645,750
	Total Food Products	2,063,285
	Household Products — 0.5%
405,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	398,925
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	720,650
	Total Household Products	1,119,575
	Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
700,000	10.000% due 7/15/16(a)	694,750
400,000	10.000% due 7/15/16(a)	397,000
	Total Tobacco	1,091,750
	TOTAL CONSUMER STAPLES	4,274,610
ENERGY — 13.6%
	Energy Equipment & Services — 2.5%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,563,871
850,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14(a)	871,250
690,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	595,125
955,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	869,050
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,354,463
	Total Energy Equipment & Services	6,253,759
	Oil, Gas & Consumable Fuels — 11.1%
745,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16(a)	748,725
1,050,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	861,000
2,420,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,178,000
700,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	734,125

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 11.1% continued
	Chesapeake Energy Corp., Senior Notes:
$435,000	6.625% due 1/15/16	$397,481
950,000	6.250% due 1/15/18	831,250
945,000	7.250% due 12/15/18	869,400
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	329,475
375,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16(a)	388,125
2,495,382	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10(a)(b)(e)	1,921,444
90,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	91,350
210,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	213,150
	Enterprise Products Operating LLP:
840,000	Junior Subordinated Notes, 8.375% due 8/1/66(e)	729,608
1,040,000	Subordinated Notes, 7.034% due 1/15/68(e)	854,066
1,190,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,172,150
855,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	863,550
1,760,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,496,000
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	532,000
335,000	8.000% due 5/15/17	298,150
640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	611,200
	OPTI Canada Inc., Senior Secured Notes:
545,000	7.875% due 12/15/14	351,525
715,000	8.250% due 12/15/14	468,325
295,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	203,550
900,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	918,000
	Petroplus Finance Ltd., Senior Notes:
380,000	6.750% due 5/1/14(a)	347,700
470,000	7.000% due 5/1/17(a)	413,600
685,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	729,525
	Quicksilver Resources Inc., Senior Notes:
720,000	8.250% due 8/1/15	680,400
285,000	11.750% due 1/1/16	303,525
2,825,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15(b)	2,669,625
2,100,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(d)	136,500
200,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	180,000
960,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	960,000
645,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	726,937
860,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(c)	124,700

See Notes to Financial Statements.

6	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 11.1% continued
$795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	$703,575
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	753,525
260,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	293,256
	Total Oil, Gas & Consumable Fuels	27,084,517
	TOTAL ENERGY	33,338,276
FINANCIALS — 14.0%
	Capital Markets — 0.1%
865,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(c)	155,700
	Commercial Banks — 1.8%
650,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	446,070
200,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26(a)	179,000
890,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19(a)(e)(f)	1,054,143
	Royal Bank of Scotland Group PLC, Subordinated Notes:
465,000	5.000% due 11/12/13	420,950
200,000	5.050% due 1/8/15	177,448
1,965,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(e)(f)	1,719,375
365,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(e)(f)	372,300
	Total Commercial Banks	4,369,286
	Consumer Finance — 5.4%
2,115,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16(a)	2,284,200
	Ford Motor Credit Co., Senior Notes:
256,000	5.879% due 6/15/11(e)	235,840
1,060,000	9.875% due 8/10/11	1,049,238
5,950,000	12.000% due 5/15/15	6,200,614
1,090,000	Ford Motor Credit Co., LLC, Senior Notes, 7.500% due 8/1/12	1,003,891
3,223,000	GMAC LLC, Senior Notes, 8.000% due 11/1/31(a)	2,521,998
	Total Consumer Finance	13,295,781
	Diversified Financial Services — 3.6%
65,000	Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18(e)(f)	56,995
680,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	693,064
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	1,181,750
	CIT Group Inc., Senior Notes:
315,000	4.125% due 11/3/09	206,136
1,080,000	0.759% due 3/12/10(e)	676,350
1,230,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(e)(f)	1,175,761

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.6% continued
$980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	$965,300
450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	366,750
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18(a)	870,952
445,000	Senior Notes, 7.875% due 3/13/18(a)	420,525
1,720,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 13.433% due 10/1/15	1,737,200
460,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	454,250
	Total Diversified Financial Services	8,805,033
	Insurance — 1.0%
	American International Group Inc.:
655,000	Junior Subordinated Notes, 8.175% due 5/15/58(e)	312,763
	Senior Medium-Term Notes:
370,000	5.850% due 1/16/18	246,919
1,030,000	5.450% due 5/18/17	690,734
1,125,000	Senior Notes, 8.250% due 8/15/18	902,276
360,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	322,200
	Total Insurance	2,474,892
	Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	364,688
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
220,000	6.500% due 6/1/16	205,150
695,000	6.750% due 4/1/17	656,775
	Total Real Estate Investment Trusts (REITs)	1,226,613
	Real Estate Management & Development — 0.6%
395,200	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 24.274% due 6/30/15(a)(d)(g)	148,200
	Realogy Corp.:
1,390,000	Senior Notes, 10.500% due 4/15/14	834,000
1,220,000	Senior Subordinated Notes, 12.375% due 4/15/15	500,200
115,740	Senior Toggle Notes, 11.000% due 4/15/14(b)	57,870
	Total Real Estate Management & Development	1,540,270
	Thrifts & Mortgage Finance — 1.0%
3,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	2,430,000
	TOTAL FINANCIALS	34,297,575

See Notes to Financial Statements.

8	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
HEALTH CARE — 6.9%
	Health Care Equipment & Supplies — 0.6%
	Biomet Inc.:
$190,000	Senior Notes, 11.625% due 10/15/17	$201,875
1,125,000	Senior Toggle Notes, 10.375% due 10/15/17(b)	1,178,438
	Total Health Care Equipment & Supplies	1,380,313
	Health Care Providers & Services — 6.3%
2,135,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	1,451,800
775,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	751,750
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,549,367
490,000	Notes, 7.690% due 6/15/25	384,658
25,000	Senior Notes, 6.250% due 2/15/13	23,313
	Senior Secured Notes:
979,000	9.625% due 11/15/16(b)	991,237
1,890,000	7.875% due 2/15/20(a)	1,847,475
850,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	835,125
	Tenet Healthcare Corp.:
	Senior Notes:
595,000	7.375% due 2/1/13	550,375
797,000	9.000% due 5/1/15(a)	820,910
1,642,000	10.000% due 5/1/18(a)	1,777,465
158,000	Senior Secured Notes, 8.875% due 7/1/19(a)	162,740
	Universal Hospital Services Inc., Senior Secured Notes:
320,000	4.635% due 6/1/15(e)	260,800
1,190,000	8.500% due 6/1/15(b)	1,154,300
2,095,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12(b)(e)	1,791,225
1,055,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17(a)	1,102,475
	Total Health Care Providers & Services	15,455,015
	Pharmaceuticals — 0.0%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(d)	14,600
	TOTAL HEALTH CARE	16,849,928
INDUSTRIALS — 9.6%
	Aerospace & Defense — 1.0%
2,651,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	1,524,325

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Aerospace & Defense — 1.0% continued
	L-3 Communications Corp., Senior Subordinated Notes:
$870,000	5.875% due 1/15/15	$817,800
170,000	6.375% due 10/15/15	161,075
	Total Aerospace & Defense	2,503,200
	Airlines — 2.0%
	Continental Airlines Inc., Pass-Through Certificates:
125,245	8.312% due 4/2/11	103,953
560,000	7.339% due 4/19/14	431,200
3,145,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	2,217,225
575,920	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14	423,301
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 3/1/10	763,875
581,502	8.030% due 7/1/11	616,392
275,000	6.932% due 9/1/11	369,875
	Total Airlines	4,925,821
	Building Products — 1.2%
	Associated Materials Inc.:
3,365,000	Senior Discount Notes, 11.250% due 3/1/14	1,833,925
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	247,500
460,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13(d)	430,100
2,920,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 36.013% due 3/1/14(d)	146,000
135,000	USG Corp., Senior Notes, 9.750% due 8/1/14(a)	139,388
	Total Building Products	2,796,913
	Commercial Services & Supplies — 1.7%
	Altegrity Inc., Senior Subordinated Notes:
160,000	10.500% due 11/1/15(a)	133,200
1,460,000	11.750% due 5/1/16(a)	1,120,550
1,060,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,079,875
	RSC Equipment Rental Inc.:
1,500,000	Senior Notes, 9.500% due 12/1/14	1,350,000
520,000	Senior Secured Notes, 10.000% due 7/15/17(a)	546,000
	Total Commercial Services & Supplies	4,229,625
	Machinery — 0.2%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	400,975
170,000	Terex Corp., Senior Notes, 10.875% due 6/1/16	178,925
	Total Machinery	579,900

See Notes to Financial Statements.

10	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Road & Rail — 2.1%
	Kansas City Southern de Mexico, Senior Notes:
$2,435,000	9.375% due 5/1/12	$2,410,650
315,000	7.375% due 6/1/14	280,350
670,000	12.500% due 4/1/16(a)	710,200
210,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	237,825
1,360,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(a)	1,412,700
	Total Road & Rail	5,051,725
	Trading Companies & Distributors — 1.1%
880,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	776,600
280,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15(a)	247,100
1,260,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,089,900
1,565,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(d)	633,825
	Total Trading Companies & Distributors	2,747,425
	Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
345,000	8.190% due 5/15/15(a)(e)	177,675
900,000	12.500% due 5/15/17(a)	499,500
	Total Transportation Infrastructure	677,175
	TOTAL INDUSTRIALS	23,511,784
INFORMATION TECHNOLOGY — 1.3%
	IT Services — 0.8%
	Ceridian Corp., Senior Notes:
245,000	11.250% due 11/15/15	209,475
855,000	12.250% due 11/15/15(b)	679,725
	First Data Corp.:
150,000	5.625% due 11/1/11	120,750
1,020,000	Senior Notes, 9.875% due 9/24/15(a)	867,000
175,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	174,125
	Total IT Services	2,051,075
	Semiconductors & Semiconductor Equipment — 0.5%
	Freescale Semiconductor Inc.:
	Senior Notes:
680,000	8.875% due 12/15/14	462,400
199,381	9.125% due 12/15/14(b)	116,638
550,000	Senior Subordinated Notes, 10.125% due 12/15/16	308,000
360,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	309,600
	Total Semiconductors & Semiconductor Equipment	1,196,638
	TOTAL INFORMATION TECHNOLOGY	3,247,713

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
MATERIALS — 8.3%
	Chemicals — 0.5%
$770,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17(a)	$810,425
70,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	69,300
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	281,725
	Total Chemicals	1,161,450
	Containers & Packaging — 1.1%
425,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	443,062
	Graham Packaging Co. L.P.:
295,000	Senior Notes, 8.500% due 10/15/12	296,475
485,000	Senior Subordinated Notes, 9.875% due 10/15/14	485,000
425,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(d)(g)	0
390,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	412,425
905,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13(a)	954,775
	Total Containers & Packaging	2,591,737
	Metals & Mining — 3.2%
1,090,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,002,800
2,998,380	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15(b)(e)	1,844,004
	Novelis Inc., Senior Notes:
1,730,000	7.250% due 2/15/15	1,409,950
415,000	11.500% due 2/15/15(a)	403,587
560,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	671,889
1,835,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	1,697,375
	Teck Resources Ltd., Senior Secured Notes:
400,000	9.750% due 5/15/14	434,000
330,000	10.250% due 5/15/16	366,300
	Total Metals & Mining	7,829,905
	Paper & Forest Products — 3.5%
3,220,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(c)	3,075,100
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11(d)	56,813
3,260,000	Senior Subordinated Notes, 9.750% due 6/15/14(d)	1,487,375
1,320,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	1,339,800
	NewPage Corp., Senior Secured Notes:
2,145,000	7.420% due 5/1/12(e)	927,712
295,000	10.000% due 5/1/12	161,513
1,460,380	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13(b)(e)	343,189
340,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14(a)	349,139

See Notes to Financial Statements.

12	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 3.5% continued
$835,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14(a)	$822,475
	Total Paper & Forest Products	8,563,116
	TOTAL MATERIALS	20,146,208
TELECOMMUNICATION SERVICES — 9.4%
	Diversified Telecommunication Services — 5.9%
980,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17(a)	994,700
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	126,875
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(c)(d)(g)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(c)(d)	838
810,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	848,475
960,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	979,200
1,045,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.981% due 2/1/15	1,024,100
	Intelsat Jackson Holdings Ltd., Senior Notes
155,000	9.500% due 6/15/16	160,037
2,390,000	11.500% due 6/15/16	2,443,775
	Level 3 Financing Inc., Senior Notes:
1,725,000	12.250% due 3/15/13	1,690,500
1,375,000	9.250% due 11/1/14	1,141,250
1,000,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	1,020,000
530,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	514,100
1,840,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	1,987,200
1,365,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,376,944
	Total Diversified Telecommunication Services	14,307,994
	Wireless Telecommunication Services — 3.5%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	973,446
1,500,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	1,462,500
70,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	69,037
	Sprint Capital Corp., Senior Notes:
120,000	7.625% due 1/30/11	120,750
350,000	8.375% due 3/15/12	352,187
390,000	6.875% due 11/15/28	285,675
4,835,000	8.750% due 3/15/32	4,037,225
1,370,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13(a)	1,291,225
	Total Wireless Telecommunication Services	8,592,045
	TOTAL TELECOMMUNICATION SERVICES	22,900,039

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
UTILITIES — 8.7%
	Electric Utilities — 3.0%
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
$9,355,000	10.250% due 11/1/15	$6,244,462
1,721,688	10.500% due 11/1/16(b)	1,015,796
	Total Electric Utilities	7,260,258
	Gas Utilities — 0.6%
1,525,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,486,875
	Independent Power Producers & Energy Traders — 5.1%
	AES Corp.:
930,000	Secured Notes, 8.750% due 5/15/13(a)	948,600
	Senior Notes:
831,000	8.000% due 10/15/17	799,838
1,200,000	8.000% due 6/1/20	1,128,000
2,925,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,091,375
160,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	143,200
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	820,000
840,000	7.200% due 5/15/19	613,200
1,065,000	7.625% due 5/15/27	718,875
2,320,700	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(b)	1,427,230
	Mirant Mid-Atlantic LLC, Pass-Through Certificates:
219,159	9.125% due 6/30/17	220,255
526,119	10.060% due 12/30/28	528,750
520,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	501,800
2,040,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	1,989,000
540,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	481,950
	Total Independent Power Producers & Energy Traders	12,412,073
	TOTAL UTILITIES	21,159,206
	TOTAL CORPORATE BONDS & NOTES (Cost — $248,139,694)	224,745,795
ASSET-BACKED SECURITY — 0.0%
FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(c)(d)(g) (Cost — $6,995,539)	0

See Notes to Financial Statements.

14	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED SENIOR LOANS — 2.7%
CONSUMER DISCRETIONARY — 1.1%
	Auto Components — 0.5%
$1,202,437	Allison Transmission Inc., Term Loan B, 3.206% due 8/7/14(e)	$1,033,344
	Media — 0.6%
968,305	Idearc Inc., Term Loan B, 4.250% due 11/1/14(c)(e)	451,069
1,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13(e)	1,023,750
	Total Media	1,474,819
	Specialty Retail — 0.0%
641	Michaels Stores Inc., Term Loan B, 2.563% due 10/31/13(e)	570
	TOTAL CONSUMER DISCRETIONARY	2,508,733
ENERGY — 0.6%
	Energy Equipment & Services — 0.5%
1,557,206	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(d)(e)	1,128,974
	Oil, Gas & Consumable Fuels — 0.1%
1,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12(e)	353,333
	TOTAL ENERGY	1,482,307
FINANCIALS — 0.2%
	Diversified Financial Services — 0.2%
500,000	CIT Group Inc., Term Loan, 10.276% due 1/18/12(e)	523,375
INDUSTRIALS — 0.5%
	Aerospace & Defense — 0.1%
10,563	Hawker Beechcraft Acquisition Co., Term Loan, 2.310% due 3/26/14(e)	7,949
489,437	Hawker Beechcraft, Term Loan B, 3.798% due 3/26/14(e)	368,301
	Total Aerospace & Defense	376,250
	Airlines — 0.3%
996,440	United Airlines Inc., Term Loan B, 2.331% due 1/12/14(e)	639,216
	Commercial Services & Supplies — 0.1%
250,000	Rental Services Corp., Term Loan, 4.526% due 12/1/13(e)	215,938
	Trading Companies & Distributors — 0.0%
629,741	Penhall International Corp., Term Loan, 12.288% due 4/1/12(e)	37,784
	TOTAL INDUSTRIALS	1,269,188
MATERIALS — 0.0%
	Paper & Forest Products — 0.0%
4,499	Verso Paper Holdings LLC, Term Loan, 11.771% due 2/1/13(e)	1,237
TELECOMMUNICATION SERVICES — 0.3%
	Diversified Telecommunication Services — 0.3%
750,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14(e)	776,563
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $8,118,626)	6,561,403

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES — 0.6%
CONSUMER DISCRETIONARY — 0.3%
	Media — 0.3%
$770,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	$701,663
INDUSTRIALS — 0.3%
	Marine — 0.3%
1,015,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	743,487
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,217,601)	1,445,150
SHARES
COMMON STOCKS — 0.0%
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
38,785	Aurora Foods Inc.(d)(g)*	0
MATERIALS — 0.0%
	Chemicals — 0.0%
1,816	Georgia Gulf Corp.(a)*	54,507
1	Pliant Corp.(d)(g)*	0
	TOTAL MATERIALS	54,507
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares(d)(g)*	0
12,250	Pagemart Wireless(d)(g)*	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS (Cost — $172,412)	54,630
SHARES
CONVERTIBLE PREFERRED STOCKS — 1.1%
FINANCIALS — 0.6%
	Diversified Financial Services — 0.6%
1,820	Bank of America Corp., 7.250%	1,570,660
MATERIALS — 0.5%
	Chemicals — 0.5%
40,667	Georgia Gulf Corp., 0.000%(a)	1,128,521
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $3,250,015)	2,699,181
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000%(d)(g)*	0

See Notes to Financial Statements.

16	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SHARES	SECURITY	VALUE
FINANCIALS — 0.2%
	Consumer Finance — 0.1%
718	Preferred Blocker Inc., 7.000%(a)	$333,873
	Diversified Financial Services — 0.1%
100	Preferred Plus, Trust, Series FRD-1, 7.400%	1,451
8,500	Saturns, Series F 2003-5, 8.125%	135,660
	Total Diversified Financial Services	137,111
	TOTAL FINANCIALS	470,984
	TOTAL PREFERRED STOCKS (Cost — $406,864)	470,984
WARRANTS
WARRANTS — 0.0%
891	Buffets Restaurant Holdings, Expires 4/28/14(d)(g)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(g)*	0
750	Jazztel PLC, Expires 7/15/10(a)(d)(g)*	0
1	Turbo Cayman Ltd., Expires 11/1/14(g)*	0
	TOTAL WARRANTS (Cost — $74,238)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $268,374,989)	235,977,143
FACE AMOUNT
SHORT-TERM INVESTMENT — 0.4%
	Repurchase Agreement — 0.4%
$1,113,000	Morgan Stanley tri-party repurchase agreement dated 8/31/09, 0.170% due 9/1/09; Proceeds at maturity — $1,113,005; (Fully collateralized by U.S. government agency obligation, 3.625% due 7/1/11; Market value — $1,146,778) (Cost — $1,113,000)	1,113,000
	TOTAL INVESTMENTS — 97.0% (Cost — $269,487,989#)	237,090,143
	Other Assets in Excess of Liabilities — 3.0%	7,300,225
	TOTAL NET ASSETS — 100.0%	$244,390,368

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of August 31, 2009.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC — General Motors Acceptance Corp.

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost — $269,487,989)	$ 237,090,143
Cash	890
Interest receivable	6,309,199
Receivable for securities sold	2,678,764
Prepaid expenses	28,892
Total Assets	246,107,888
LIABILITIES:
Payable for securities purchased	1,448,675
Investment management fee payable	165,620
Directors’ fees payable	5,422
Accrued expenses	97,803
Total Liabilities	1,717,520
TOTAL NET ASSETS	$ 244,390,368
NET ASSETS:
Par value ($0.001 par value; 46,101,413 shares issued and outstanding; 500,000,000 shares authorized) (Note 5)	$ 46,101
Paid-in capital in excess of par value	453,863,797
Undistributed net investment income	4,903,579
Accumulated net realized loss on investments	(182,025,263)
Net unrealized depreciation on investments	(32,397,846)
TOTAL NET ASSETS	$ 244,390,368
Shares Outstanding	46,101,413
Net Asset Value	$5.30

See Notes to Financial Statements.

18	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$ 14,896,594
Dividends	101,114
Total Investment Income	14,997,708
EXPENSES:
Investment management fee (Note 2)	871,667
Legal fees	110,581
Shareholder reports	34,986
Directors’ fees	27,066
Audit and tax	26,101
Stock exchange listing fees	13,536
Transfer agent fees	12,803
Insurance	3,446
Custody fees	2,670
Miscellaneous expenses	5,793
Total Expenses	1,108,649
NET INVESTMENT INCOME	13,889,059
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss from Investment Transactions	(19,278,954)
Change in Net Unrealized Appreciation/Depreciation from Investments	74,925,925
NET GAIN ON INVESTMENTS	55,646,971
INCREASE IN NET ASSETS FROM OPERATIONS	$ 69,536,030

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	19

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	August 31,	February 28,
OPERATIONS:
Net investment income	$ 13,889,059	$ 26,897,724
Net realized loss	(19,278,954)	(27,695,767)
Change in net unrealized appreciation/depreciation	74,925,925	(71,006,425)
Increase (Decrease) in Net Assets From Operations	69,536,030	(71,804,468)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(13,370,001)	(25,478,469)
Decrease in Net Assets From Distributions to Shareholders	(13,370,001)	(25,478,469)
FUND SHARE TRANSACTIONS:
Reinvestment of distributions (281,677 and 181,807 shares reissued, respectively)	1,329,293	748,135
Increase in Net Assets From Fund Share Transactions	1,329,293	748,135
INCREASE (DECREASE) IN NET ASSETS	57,495,322	(96,534,802)
NET ASSETS:
Beginning of period	186,895,046	283,429,848
End of period*	$244,390,368	$186,895,046
* Includes undistributed net investment income of:	$4,903,579	$4,384,521

See Notes to Financial Statements.

20	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:

	2009[1]	2009	2008[2]	2007	2006	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.08	$6.21	$7.19	$6.94	$7.20	$7.12
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.30	0.59	0.55	0.54	0.50	0.53
Net realized and unrealized gain (loss)	1.21	(2.16)	(0.99)	0.21	(0.26)	0.13
Total income (loss) from operations	1.51	(1.57)	(0.44)	0.75	0.24	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.56)	(0.54)	(0.50)	(0.50)	(0.58)
Total distributions	(0.29)	(0.56)	(0.54)	(0.50)	(0.50)	(0.58)
NET ASSET VALUE, END OF PERIOD	$5.30	$4.08	$6.21	$7.19	$6.94	$7.20
MARKET PRICE, END OF PERIOD	$5.37	$4.11	$5.60	$6.96	$6.16	$6.49
Total return, based on NAV[4,5]	38.11%	(26.43)%	(5.86)%	12.11%	4.49%	10.33%[6]
Total return, based on Market Price Per Share[5]	38.91%	(17.81)%	(12.30)%	22.27%	2.89%	1.45%
NET ASSETS, END OF PERIOD (MILLIONS)	$244	$187	$283	$328	$317	$329
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.02%[7]	0.96%	0.90%	0.97%[8]	1.11%	1.26%
Net expenses	1.02 [7]	0.96 [9]	0.90 [9]	0.94 [8,10]	1.11 [10]	1.26
Net investment income	12.75 [7]	10.92	8.04	7.56	7.21	7.47
PORTFOLIO TURNOVER RATE	43%	54%	58%	67%	33%	41%

[1]	For the six months ended August 31, 2009 (unaudited).
[2]	For the year ended February 29, 2008.
[3]	Per share amounts have been calculated using the average shares method.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[7]	Annualized.
[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.91%.

[9]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.
[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:
Corporate bonds & notes	—	$224,597,595	$148,200	$224,745,795
Asset-backed security	—	—	0	0
Collateralized senior loans	—	6,561,403	—	6,561,403
Convertible bonds & notes	—	1,445,150	—	1,445,150
Common stocks:
Consumer staples	—	—	0	0
Materials	$ 54,507	—	0	54,507
Telecommunication services	—	—	123	123
Convertible preferred stocks:
Financials	1,570,660	—	—	1,570,660
Materials	—	1,128,521	—	1,128,521
Preferred stocks:
Consumer discretionary	—	—	0	0
Financials	137,111	333,873	—	470,984
Warrants	—	—	0	0
Total long-term investments	$1,762,278	$234,066,542	$148,323	$235,977,143
Short-term investment†	—	1,113,000	—	1,113,000
Total investments	$1,762,278	$235,179,542	$148,323	$237,090,143

†  See Schedule of Investments for additional detailed categorizations.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE	ASSET-	COMMON STOCKS	COMMON
	BONDS &	BACKED	CONSUMER	STOCKS
INVESTMENTS IN SECURITIES	NOTES	SECURITY	STAPLES	MATERIALS
Balance as of February 28, 2009	$ 2,461,950	$ 0	$ 0	$ 0
Accrued premiums/discounts	29,877	—	—	—
Realized gain/(loss)[1]	—	—	—	—
Change in unrealized appreciation (depreciation)[2]	86,373	—	—	—
Net purchases (sales)	—	—	—	—
Net transfers in and/or out of Level 3	(2,430,000)	—	—	—
Balance as of August 31, 2009	$ 148,200	$ 0	$ 0	$ 0
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009[2]	$(1,369,971)	$(6,995,539)	$(104,254)	$ (1)

	COMMON STOCKS	PREFERRED STOCKS
INVESTMENTS IN SECURITIES	TELECOMMUNICATION SERVICES	CONSUMER DISCRETIONARY	WARRANTS	TOTAL
Balance as of February 28, 2009	$ 123	$ 0	$ 0	$ 2,462,073
Accrued premiums/discounts	—	—	—	29,877
Realized gain/(loss)[1]	—	(9,350)	—	(9,350)
Change in unrealized appreciation (depreciation)[2]	—	9,350	—	95,723
Net purchases (sales)	—	0	—	0
Net transfers in and/or out of Level 3	—	—	—	(2,430,000)
Balance as of August 31, 2009	$ 123	$ 0	$ 0	$ 148,323
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009[2]	$(4,730)	$(36,500)	$(74,238)	$(8,585,233)

1	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
2

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one

24	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

LMPFA has delegated to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Asset Limited does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$89,948,658
Sales	90,811,775

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 14,585,031
Gross unrealized depreciation	(46,982,877)
Net unrealized depreciation	$(32,397,846)

26	Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended August 31, 2009, the Fund did not invest in any derivative instruments.

5. Capital shares

On November 16, 1999, the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,959. For the six months ended August 31, 2009, the Fund did not repurchase shares.

6. Distributions subsequent to August 31, 2009

On August 13, 2009, the Fund’s Board declared three distributions in the amount of $0.0500 per share, payable on September 25, 2009, October 30, 2009 and November 27, 2009 to shareholders of record on September 18, 2009, October 23, 2009 and November 20, 2009, respectively.

7. Capital loss carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $145,200,937, of which $87,539,581 expires in 2010, $38,635,215 expires in 2011, $4,980,975 expires in 2012, and $14,045,166 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Western Asset Managed High Income Fund Inc. 2009 Semi-Annual Report	27

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of the Fund was held on June 25, 2009, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

NOMINEES	COMMON SHARES VOTES FOR	COMMON SHARES VOTES WITHHELD
Daniel P. Cronin	33,409,364	3,577,553
Jeswald W. Salacuse	33,286,249	3,700,677
R. Jay Gerken	33,384,466	3,602,451

At August 31, 2009, in addition to Daniel P. Cronin, Jeswald W. Salacuse and R. Jay Gerken, the Directors of the Fund were as follows:

Carol L. Colman
Paolo M. Cucchi
Leslie H. Gelb
William R. Hutchinson
Riordan Roett

28	Western Asset Managed High Income Fund Inc.

Dividend reinvestment plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company (“AST”), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the immediately preceding trading day.

If the market price of the Common Stock is less than the net asset value of the Common Stock, a broker-dealer not affiliated with Legg Mason, Inc., as purchasing agent for Plan participants (“Purchasing Agent”), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. AST will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as

Western Asset Managed High Income Fund Inc.	29

Dividend reinvestment plan (unaudited) continued

soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038 or by telephone at 1-877-366-6441.

30	Western Asset Managed High Income Fund Inc.

Western Asset Managed High Income Fund Inc.

Directors	Investment manager
Carol L. Colman	Legg Mason Partners Fund Advisor, LLC
Daniel P. Cronin
Paolo M. Cucchi
Leslie H. Gelb	Subadvisers
R. Jay Gerken, CFA	Western Asset Management Company
Chairman
William R. Hutchinson	Western Asset Management Company Limited
Riordan Roett
Jeswald W. Salacuse	Custodian
State Street Bank and Trust Company
Officers	1 Lincoln Street
R. Jay Gerken, CFA	Boston, Massachusetts 02111
President and Chief Executive Officer
Transfer agent
Kaprel Ozsolak	American Stock Transfer & Trust Company
Chief Financial Officer and Treasurer	59 Maiden Lane
New York, New York 10038
Ted P. Becker
Chief Compliance Officer	Independent registered public accounting firm
KPMG LLP
Robert I. Frenkel	345 Park Avenue
Secretary and Chief Legal Officer	New York, New York 10154

Thomas Mandia	Legal counsel
Assistant Secretary	Simpson Thacher & Bartlett LLP
425 Lexington Avenue
Steven Frank	New York, New York 10017
Controller
New York Stock Exchange Symbol
Albert Laskaj	MHY
Controller

Western Asset Managed High Income Fund Inc.
55 Water Street
New York, New York 10041

Western Asset Managed High Income Fund Inc.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.
55 Water Street
New York, New York 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market price shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Managed High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WASX010337 10/09 SR09-908

ITEM 2.                                                   CODE OF ETHICS.

Not applicable.

ITEM 3.                                                   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                                   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                                   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                   SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                             CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                                             EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 3, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 3, 2009